PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.


                           STRONG CORPORATE BOND FUND
                        STRONG GOVERNMENT SECURITIES FUND
                           STRONG HIGH-YIELD BOND FUND
                         STRONG INTERNATIONAL BOND FUND
                           STRONG SHORT-TERM BOND FUND
                     STRONG SHORT-TERM HIGH YIELD BOND FUND


    Supplement to the Statement of Additional Information dated July 31, 2001

Effective October 18, 2001, the Strong International Bond Fund was liquidated; therefore, any information describing the Strong International Bond Fund is deleted.



              The date of this Statement of Additional Information
                        Supplement is October 18, 2001.





                                                            INCSAIS/WH4139 10/01